DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 9 - DERIVATIVE LIABILITIES

In a series of subscription agreements, we have issued warrants that contain certain anti-dilution provisions that we have identified as derivatives. We have also identified the variable conversion price feature of our convertible note payable issued in the Settlement Agreement as a derivative.

During the nine months ended January 31, 2017, we had the following activity in our derivative liabilities:

Balance, April 30, 2016	$395,619
Derivative liabilities recorded as debt discount	63,914
Debt conversions	(156,283)
Change in fair value of derivative liabilities	(255,188)

Balance, January 31, 2017	$48,062

The Company calculated the fair value of the derivatives associated with warrants using a multinomial lattice model simulation. The model is based on a probability weighted discounted cash flow model using projections of the various potential outcomes.

Key inputs and assumptions used in valuing the Company’s derivative liabilities are as follows for issuances of warrants:

•	Stock prices on all measurement dates were based on the fair market value

•	Risk-free interest rates ranging from 1.49% – 1.54%

•	The probability of future financing was estimated at 100%

•	Computed volatility ranging from 104% to 109%

We calculated the fair value of the derivatives associated with the Settlement Agreement using the Black-Scholes option pricing model. Key inputs and assumptions in valuing the Company’s derivative liabilities are as follows for convertible note payable:

•	Stock prices on all measurement dates were based on the fair market value

•	Risk-free interest rates ranging from 0.35% – 0.53%

•	Computed volatility ranging from 172% – 396%

•	Dividend yield was assumed at 0%

•	Years to maturity ranging from .10 – .35 years

•	Conversion price of debt ranging from $0.00005 – $0.00245 per share

These inputs are subject to significant changes from period to period and to management's judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.

In a series of subscription agreements, we have issued warrants that contain certain anti-dilution provisions that we have identified as derivatives.

During the year ended April 30, 2016, we had the following activity in our derivative liabilities:

Balance, April 30, 2015	$-
Increases in derivative value due to new issuances of notes	1,290,874
Change in fair value of derivative liabilities	(895,255)

Balance, April 30, 2016	$395,619

The Company calculated the fair value of the derivatives using a multinomial lattice model simulation. The model is based on a probability weighted discounted cash flow model using projections of the various potential outcomes.

Key inputs and assumptions used in valuing the Company’s derivative liabilities are as follows for issuances of warrants:

·	Stock prices on all measurement dates were based on the fair market value

·	Risk-free interest rates ranging from 1.03% – 2.49%

·	The probability of future financing was estimated at 100%

·	Computed volatility ranging from 103% to 249%

These inputs are subject to significant changes from period to period and to management's judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.